Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (6,968)	$ (623)	$ 3,165
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	2,831	2,831	2,831
Amortization of deferred charges	39	39	39
Gain on termination of funding agreement		(4,277)
Changes in operating assets and liabilities:
Inventories	104	(998)	(788)
Voyages in progress	75	(1,331)
Other current assets	83	(425)	(90)
Trade accounts payable	(16)	(844)	886
Related party balances	1,733	(3,100)	1,139
Accrued expenses and other current liabilities	(1,777)	1,173	(506)
Net cash (used in) provided by operating activities	(3,896)	(7,555)	6,676
Investing activities
Change in restricted cash and investments	7,796	11,160	(3,341)
Net cash provided by (used in) investing activities	7,796	11,160	(3,341)
Financing activities
Repayment of debt	(3,900)	(3,605)	(3,335)
Net cash used in financing activities	(3,900)	(3,605)	(3,335)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 3,891	$ 4,187	$ 4,460